Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information

28. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As of December 31, 2012, we had outstanding $250.0 million of Senior Notes due 2020, as shown in Note 11, Long-Term Debt, to our Consolidated Financial Statements. The Senior Notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries.

Unless otherwise noted below, each of the following guarantor subsidiaries are wholly-owned by Rex Energy Corporation and have provided guarantees of the Senior Notes that are joint and several and full and unconditional as of December 31, 2012;

•	Rex Energy I, LLC

•	Rex Energy Operating Corporation

•	Rex Energy IV, LLC

•	PennTex Resources Illinois, Inc.

•	R.E. Gas Development, LLC

The non-guarantor subsidiaries include certain consolidated subsidiaries, including Water Solutions Holdings and its subsidiaries, R.E. Disposal, LLC (formerly known as NorthStar #3, LLC) and Rex Energy Rockies, LLC. We derive much of our business through and derive much of our income through our subsidiaries. Therefore, our ability to make required payments with respect to indebtedness and other obligations depends on the financial results and condition of our subsidiaries and our ability to receive funds from our subsidiaries. As of December 31, 2012, there were no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to us. There may be restrictions for certain non-guarantor subsidiaries.

The following financial statements present condensed consolidating financial data for (i) Rex Energy Corporation, the issuer of the notes, (ii) the combined Guarantors, (iii) the combined other subsidiaries of the Company that did not guarantee the Notes, and (iv) eliminations necessary to arrive at our consolidated financial statements, which include condensed consolidated balance sheets as of December 31, 2012 and 2011, and the condensed consolidating statements of operations and condensed consolidating statements of cash flows for each of the years in the three-year period ended December 31, 2012.

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

FOR THE YEAR ENDED DECEMBER 31, 2012

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$4,227	$824	$38,924	$0	$43,975
Accounts Receivable	26,490	3,367	0	(4,877)	24,980
Taxes Receivable	0	0	6,429	0	6,429
Short-Term Derivative Instruments	12,005	0	0	0	12,005
Assets Held For Sale	0	2,279	0	0	2,279
Inventory, Prepaid Expenses and Other	1,277	13	26	0	1,316

Total Current Assets	43,999	6,483	45,379	(4,877)	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	0	0	(1,258)	485,448
Unevaluated Oil and Gas Properties	161,618	0	0	0	161,618
Other Property and Equipment	45,613	4,455	0	5	50,073
Wells and Facilities in Progress	92,089	4,780	0	(71)	96,798
Pipelines	6,116	0	0	0	6,116

Total Property and Equipment	792,142	9,235	0	(1,324)	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(674)	0	150	(146,038)

Net Property and Equipment	646,628	8,561	0	(1,174)	654,015
Deferred Financing Costs and Other Assets—Net	2,427	199	7,403	0	10,029
Equity Method Investments	16,978	0	0	0	16,978
Intercompany Receivables	3,795	0	440,269	(444,064)	0
Investment in Subsidiaries—Net	(227)	(232)	193,790	(193,331)	0
Long-Term Derivative Instruments	704	0	0	0	704

Total Assets	$714,304	$15,011	$686,841	$(643,646)	$772,710

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$29,818	$1,560	$0	$(244)	$31,134
Accrued Expenses	19,891	1,036	1,494	0	22,421
Short-Term Derivative Instruments	1,389	0	0	0	1,389
Current Deferred Tax Liability	0	0	539	0	539
Liabilities Related to Assets Held For Sale	0	52	0	0	52

Total Current Liabilities	51,098	2,648	2,033	(244)	55,535
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,742)	0	(1,742)
Senior Secured Line of Credit and Long-Term Debt	26	5,598	0	(4,633)	991
Long-Term Derivative Instruments	1,510	0	0	0	1,510
Long-Term Deferred Tax Liability	0	0	23,625	0	23,625
Other Deposits and Liabilities	5,675	0	0	0	5,675
Future Abandonment Cost	24,822	0	0	0	24,822
Intercompany Payables	367,704	76,360	0	(444,064)	0

Total Liabilities	450,835	84,606	273,916	(448,941)	360,416
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0	52	0	52
Additional Paid-In Capital	177,143	(407)	451,062	(176,736)	451,062
Accumulated Earnings (Deficit)	86,326	(69,148)	(38,189)	(18,588)	(39,595)

Rex Energy Stockholders’ Equity	263,469	(69,551)	412,925	(195,324)	411,519
Noncontrolling Interests	0	(44)	0	819	775

Total Stockholders’ Equity	263,469	(69,595)	412,925	(194,505)	412,294

Total Liabilities and Stockholders’ Equity	$714,304	$15,011	$686,841	$(643,446)	$772,710

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$134,574	$0	$0	$0	$134,574
Field Services Revenue	0	15,637	0	(2,234)	13,403
Other Revenue	218	0	0	(56)	162

TOTAL OPERATING REVENUE	134,792	15,637	0	(2,290)	148,139
OPERATING EXPENSES
Production and Lease Operating Expense	47,618	20	0	0	47,638
General and Administrative Expense	19,283	1,007	3,159	(104)	23,345
Loss on Disposal of Asset	50	8	0	0	58
Impairment Expense	20,505	80	0	0	20,585
Exploration Expense	4,782	0	0	0	4,782
Depreciation, Depletion, Amortization and Accretion	44,993	527	0	(83)	45,437
Field Services Operating Expense	0	9,859	0	(1,619)	8,240
Other Operating Expense	1,136	0	0	0	1,136

TOTAL OPERATING EXPENSES	138,367	11,501	3,159	(1,806)	151,221
INCOME (LOSS) FROM OPERATIONS	(3,575)	4,136	(3,159)	(484)	(3,082)
OTHER INCOME (EXPENSE)
Interest Expense	(55)	(26)	(6,362)	0	(6,443)
Gain on Derivatives, Net	10,687	0	0	0	10,687
Other Income (Expense)	99,575	0	(922)	(104)	98,549
Loss From Equity Method Investments	(3,921)	0	0	0	(3,921)
Income (Loss) From Equity in Consolidated Subsidiaries	(68)	68	51,363	(51,363)	0

TOTAL OTHER INCOME (LOSS)	106,218	42	44,079	(51,467)	98,872
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	102,643	4,178	40,920	(51,951)	95,790
Income Tax (Expense) Benefit	(41,772)	(1,336)	4,559	0	(38,549)

INCOME (LOSS) FROM CONTINUING OPERATIONS	60,871	2,842	45,479	(51,951)	57,241
Loss From Discontinued Operations, Net of Income Taxes	0	(10,943)	0	0	(10,943)

NET INCOME (LOSS)	60,871	(8,101)	45,479	(51,951)	46,298
Net Income Attributable to Noncontrolling Interests	0	819	0	0	819

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$60,871	$(8,920)	$45,479	$(51,951)	$45,479

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$60,871	$(8,101)	$45,479	$(51,951)	$46,298
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	3,921	0	0	0	3,921
Non-Cash Expenses	33	14	3,144	0	3,191
Depreciation, Depletion, Amortization and Accretion	44,993	527	1,004	(83)	46,441
Deferred Income Tax Expense (Benefit)	35,376	(7,152)	(4,559)	0	23,665
Unrealized Loss on Derivatives	5,532	0	0	0	5,532
Dry Hole Expense	320	336	0	0	656
(Gain) Loss on Sale of Assets and Equity Method Investments	(99,355)	(2,118)	922	0	(100,551)
Impairment Expense	20,505	19,850	0	0	40,355
Changes in operating assets and liabilities
Accounts Receivable	29,564	(3,736)	(39,325)	(201)	(13,698)
Inventory, Prepaid Expenses and Other Assets	(139)	32	15	0	(92)
Accounts Payable and Accrued Expenses	(6,813)	(766)	916	(107)	(6,770)
Other Assets and Liabilities	(3,208)	(64)	0	29	(3,243)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	91,600	(1,178)	7,596	(52,313)	45,705
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	2,915	(1,931)	(56,489)	51,643	0
Proceeds from Joint Venture Leasing Initiatives	260	0	0	0	260
Contributions to Equity Method Investments	0	(4,087)	0	0	(4,087)
Proceeds from the Sale of Assets and Equity Method Investments	128,554	4,871	0	0	133,425
Acquisitions of Undeveloped Acreage	(51,783)	(19)	0	0	(51,802)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(177,892)	(1,316)	0	670	(178,538)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(97,946)	1,380	(56,489)	52,313	(100,742)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	730	126,000	0	126,730
Repayments of Long-Term Debt and Lines of Credit	0	0	(351,000)	0	(351,000)
Repayments of Loans and Other Notes Payable	(764)	(198)	0	0	(962)
Proceeds from 8.875% Senior Notes, net of Discount	0	0	248,250	0	248,250
Debt Issuance Costs	0	0	(6,397)	0	(6,397)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	0	(234)	0	(234)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	70,583	0	70,583
Proceeds from the Exercise of Stock Options	0	0	565	0	565
Capital Distributions by the Partners of Consolidated Joint Ventures	0	(319)	0	0	(319)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(764)	213	87,767	0	87,216
NET INCREASE (DECREASE) IN CASH	(7,110)	415	38,874	0	32,179
CASH – BEGINNING	11,337	409	50	0	11,796

CASH – ENDING	$4,227	$824	$38,924	$0	$43,975

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

FOR THE YEAR ENDED DECEMBER 31, 2011

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$11,337	$409	$50	$0	$11,796
Accounts Receivable	21,912	877	0	(5,072)	17,717
Short-Term Derivative Instruments	10,404	0	0	0	10,404
Assets Held For Sale	0	24,808	0	0	24,808
Inventory, Prepaid Expenses and Other	1,139	11	41	0	1,191

Total Current Assets	44,792	26,105	91	(5,072)	65,916
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	350,554	0	0	(616)	349,938
Unevaluated Oil and Gas Properties	123,241	0	0	0	123,241
Other Property and Equipment	42,086	1,456	0	0	43,542
Wells and Facilities in Progress	61,397	5,193	0	(42)	66,548
Pipelines	4,408	0	0	0	4,408

Total Property and Equipment	581,686	6,649	0	(658)	587,677
Less: Accumulated Depreciation, Depletion and Amortization	(107,296)	(204)	0	67	(107,433)

Net Property and Equipment	474,390	6,445	0	(591)	480,244
Deferred Financing Costs and Other Assets—Net	253	192	2,960	0	3,405
Equity Method Investments	41,683	0	0	0	41,683
Long-Term Deferred Tax Asset	0	0	1,727	0	1,727
Intercompany Receivables	6,626	0	407,370	(413,996)	0
Investment in Subsidiaries – Net	(151)	1,860	107,450	(109,159)	0
Long-Term Derivative Instruments	8,576	0	0	0	8,576

Total Assets	$576,169	$34,602	$519,598	$(528,818)	$601,551

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$41,118	$616	$0	$(176)	$41,558
Accrued Expenses	14,967	596	119	0	15,682
Short-Term Derivative Instruments	2,363	0	0	0	2,363
Current Deferred Tax Liability	0	0	2,141	0	2,141
Liabilities Related to Assets Held For Sale	0	1,622	0	0	1,622

Total Current Liabilities	58,448	2,834	2,260	(176)	63,366
Senior Secured Line of Credit and Long-Term Debt	0	5,034	225,000	(4,896)	225,138
Long-Term Derivative Instruments	1,275	0	0	0	1,275
Long-Term Deferred Tax Liability	0	0	84	0	84
Other Deposits and Liabilities	744	0	0	0	744
Future Abandonment Cost	18,670	0	0	0	18,670
Intercompany Payables	336,395	77,601	0	(413,996)	0

Total Liabilities	411,532	85,469	227,344	(419,068)	309,277
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 44,859,220 shares issued and outstanding on December 31, 2011	0	0	44	0	44
Additional Paid-In Capital	177,143	3,256	376,843	(180,399)	376,843
Accumulated Earnings (Deficit)	(16,506)	(54,405)	(84,633)	70,656	(84,888)

Rex Energy Stockholders’ Equity	160,637	(51,149)	292,254	(109,743)	291,999
Noncontrolling Interests	0	282	0	(7)	275

Total Stockholders’ Equity	160,637	(50,867)	292,254	(109,750)	292,274
Total Liabilities and Stockholders’ Equity	$576,169	$34,602	$519,598	$(528,818)	$601,551

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$111,879	$0	$0	$0	$111,879
Field Services Revenue	0	3,546	0	(1,028)	2,518
Other Revenue	209	0	0	0	209

TOTAL OPERATING REVENUE	112,088	3,546	0	(1,028)	114,606
OPERATING EXPENSES
Production and Lease Operating Expense	33,106	10	0	0	33,116
General and Administrative Expense	21,424	586	1,662	(36)	23,636
Loss on Disposal of Asset	353	149	0	0	502
Impairment Expense	14,316	315	0	0	14,631
Exploration Expense	2,507	0	0	0	2,507
Depreciation, Depletion, Amortization and Accretion	27,672	231	0	(47)	27,856
Field Services Operating Expense	0	2,470	0	(720)	1,750
Other Operating Expense	819	0	0	0	819

TOTAL OPERATING EXPENSES	100,197	3,761	1,662	(803)	104,817
INCOME (LOSS) FROM OPERATIONS	11,891	(215)	(1,662)	(225)	9,789
OTHER INCOME (EXPENSE)
Interest Expense	(107)	(2)	(2,405)	0	(2,514)
Gain on Derivatives, Net	18,916	0	0	0	18,916
Other Income (Expense)	13	101	0	(35)	79
Income From Equity Method Investments	81	0	0	0	81
Income (Loss) From Equity in Consolidated Subsidiaries	(53)	53	(12,925)	12,925	0

TOTAL OTHER INCOME (LOSS)	18,850	152	(15,330)	12,890	16,562
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	30,741	(63)	(16,992)	12,665	26,351
Income Tax (Expense) Benefit	(9,927)	33	1,624	0	(8,270)

INCOME (LOSS) FROM CONTINUING OPERATIONS	20,814	(30)	(15,368)	12,665	18,081
Loss From Discontinued Operations, Net of Income Taxes	0	(33,457)	0	0	(33,457)

NET INCOME (LOSS)	20,814	(33,487)	(15,368)	12,665	(15,376)
Net Loss Attributable to Noncontrolling Interests	0	(7)	0	0	(7)

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$20,814	$(33,480)	$(15,368)	$12,665	$(15,369)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2011

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$20,814	$(33,487)	$(15,368)	$12,665	$(15,376)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain From Equity Method Investments	(81)	0	0	0	(81)
Non-Cash Expenses	118	2	1,625	0	1,745
Depreciation, Depletion, Amortization and Accretion	27,672	316	505	(47)	28,446
Deferred Income Tax Expense (Benefit)	(10,234)	1,271	1,624	0	(7,339)
Unrealized Gain on Derivatives	(12,704)	0	0	0	(12,704)
Dry Hole Expense	6	32,763	0	0	32,769
Loss on Sale of Assets and Equity Method Investments	353	149	0	0	502
Impairment Expense	14,316	13,492	0	0	27,808
Changes in operating assets and liabilities
Accounts Receivable	188,899	29,099	(211,952)	5,072	11,118
Inventory, Prepaid Expenses and Other Assets	157	(56)	(15)	0	86
Accounts Payable and Accrued Expenses	1,727	(3,124)	405	(136)	(1,128)
Other Assets and Liabilities	(2,341)	961	0	41	(1,339)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	228,702	41,386	(223,176)	17,595	64,507
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(2,337)	10,811	9,121	(17,595)	0
Proceeds from Joint Venture Leasing Initiatives	3,209	0	0	0	3,209
Change in Restricted Cash	16,086	0	0	0	16,086
Contributions to Equity Method Investments	0	(23,204)	0	0	(23,204)
Proceeds from the Sale of Assets and Equity Method Investments	2,293	436	0	0	2,729
Acquisitions of Undeveloped Acreage	(76,698)	(1,871)	0	0	(78,569)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(169,689)	(27,444)	308	0	(196,825)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(227,136)	(41,272)	9,429	(17,595)	(276,574)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	240,000	0	240,000
Repayments of Long-Term Debt and Lines of Credit	0	0	(25,000)	0	(25,000)
Repayments of Loans and Other Notes Payable	(831)	(48)	0	0	(879)
Debt Issuance Costs	0	0	(2,615)	0	(2,615)
Proceeds from the Exercise of Stock Options	0	0	1,362	0	1,362
Capital Distributions by the Partners of Consolidated Joint Ventures	0	(20)	0	0	(20)
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures	7	0	0	0	7

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(824)	(68)	213,747	0	212,855
NET INCREASE IN CASH	742	46	0	0	788
CASH – BEGINNING	10,595	363	50	0	11,008

CASH – ENDING	$11,337	$409	$50	$0	$11,796

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$67,224	$0	$0	$0	$67,224
Field Services Revenue	0	1,718	0	(352)	1,366
Other Revenue	173	116	0	(116)	173

TOTAL OPERATING REVENUE	67,397	1,834	0	(468)	68,763
OPERATING EXPENSES
Production and Lease Operating Expense	24,764	10	0	(118)	24,656
General and Administrative Expense	15,819	461	949	(88)	17,141
Gain on Disposal of Asset	(16,395)	0	0	0	(16,395)
Impairment Expense	8,424	439	0	0	8,863
Exploration Expense	2,578	0	0	0	2,578
Depreciation, Depletion, Amortization and Accretion	21,265	323	0	(20)	21,568
Field Services Operating Expense	0	1,188	0	0	1,188
Other Operating Expense (Income)	(42)	195	0	0	153

TOTAL OPERATING EXPENSES	56,413	2,616	949	(226)	59,752
INCOME (LOSS) FROM OPERATIONS	10,984	(782)	(949)	(242)	9,011
OTHER INCOME (EXPENSE)
Interest Income (Expense)	(181)	12	(1,071)	0	(1,240)
Gain on Derivatives, Net	6,055	0	0	0	6,055
Other Expense	(233)	0	0	(88)	(321)
Loss From Equity Method Investments	(200)	0	0	0	(200)
Income (Loss) From Equity in Consolidated Subsidiaries	(115)	115	6,976	(6,976)	0

TOTAL OTHER INCOME (LOSS)	5,326	127	5,905	(7,064)	4,294
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	16,310	(655)	4,956	(7,306)	13,305
Income Tax (Expense) Benefit	(6,791)	210	1,081	0	(5,500)

INCOME (LOSS) FROM CONTINUING OPERATIONS	9,519	(445)	6,037	(7,306)	7,805
Loss From Discontinued Operations, Net of Income Taxes	0	(2,022)	0	0	(2,022)

NET INCOME (LOSS)	9,519	(2,467)	6,037	(7,306)	5,783
Net Loss Attributable to Noncontrolling Interests	0	(253)	0	0	(253)

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$9,519	$(2,214)	$6,037	$(7,306)	$6,036

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2010

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$9,519	$(2,467)	$6,037	$(7,306)	$5,783
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	200	0	0	0	200
Non-Cash Expenses	222	115	914	0	1,251
Depreciation, Depletion, Amortization and Accretion	21,265	323	238	(20)	21,806
Deferred Income Tax Expense (Benefit)	6,487	(1,635)	(1,081)	0	3,771
Unrealized Gain on Derivatives	(5,960)	0	0	0	(5,960)
Dry Hole Expense	3	0	0	0	3
Gain on Sale of Assets and Equity Method Investments	(16,395)	0	0	0	(16,395)
Impairment Expense	8,424	439	0	0	8,863
Changes in operating assets and liabilities
Accounts Receivable	2,456	46,683	(63,598)	(68)	(14,527)
Inventory, Prepaid Expenses and Other Assets	(210)	(6)	0	0	(216)
Accounts Payable and Accrued Expenses	28,768	3,614	(59)	0	32,323
Other Assets and Liabilities	(1,483)	(1,317)	0	0	(2,800)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	53,296	45,749	(57,549)	(7,394)	34,102
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(13,885)	15,952	(9,111)	7,044	0
Proceeds from Joint Venture Leasing Initiatives	6,352	0	0	0	6,352
Change in Restricted Cash	(16,086)	0	0	0	(16,086)
Contributions to Equity Method Investments	0	(14,018)	0	0	(14,018)
Proceeds from the Sale of Assets and Equity Method Investments	79,229	0	0	0	79,229
Acquisitions of Undeveloped Acreage	(44,925)	(27,460)	0	0	(72,385)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(58,220)	(20,143)	0	350	(78,013)

NET CASH USED IN INVESTING ACTIVITIES	(47,535)	(45,669)	(9,111)	7,394	(94,921)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	85,000	0	85,000
Repayments of Long-Term Debt and Lines of Credit	0	0	(98,000)	0	(98,000)
Repayments of Loans and Other Notes Payable	(751)	(2)	0	0	(753)
Debt Issuance Costs	0	0	(701)	0	(701)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	80,192	0	80,192
Proceeds from the Exercise of Stock Options	0	0	220	0	220
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures	0	287	0	0	287

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(751)	285	66,711	0	66,245
NET INCREASE IN CASH	5,010	365	51	0	5,426
CASH – BEGINNING	5,582	0	0	0	5,582

CASH – ENDING	$10,592	$365	$51	$0	$11,008